OPERATING LEASE - Future minimum lease payments to be paid (Details) - USD ($)	Feb. 28, 2026	Nov. 30, 2025
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2026	$ 187,308	$ 40,830
2027	210,082	50,197
2028	180,716	8,406
Total future minimum lease payments	972,782	99,433
Discount	(205,787)	(11,192)
Total	$ 766,995	$ 88,241